Note 13 - Commitments, Contingencies and Guarantees (Details) - Lease Obligations $ in Thousands	Jan. 31, 2016 USD ($)
Note 13 - Commitments, Contingencies and Guarantees (Details) - Lease Obligations [Line Items]
2017	$ 4,286
2018	2,911
2019	1,872
2020	685
2021	254
10,008
Operating Leases [Member]
Note 13 - Commitments, Contingencies and Guarantees (Details) - Lease Obligations [Line Items]
2017	4,152
2018	2,845
2019	1,872
2020	685
2021	254
9,808
Capital Leases [Member]
Note 13 - Commitments, Contingencies and Guarantees (Details) - Lease Obligations [Line Items]
2017	134
2018	66
$ 200